EATON VANCE MUTUAL FUNDS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 2-90946) certifies (a) that the forms of prospectuses (except the combined prospectus of Eaton Vance Global Macro Fund, Eaton Vance International Income Fund and Eaton Vance Emerging Markets Local Income Fund, which will be filed separately under 497(c)) and statements of additional information dated March 1, 2008 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 133 (“Amendment No. 133”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 133 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-08-000137) on February 27, 2008:

Eaton Vance Cash Management Fund
Eaton Vance Money Market Fund
Eaton Vance Dividend Income Fund
Eaton Vance Equity Research Fund
Eaton Vance International Equity Fund
Eaton Vance Structured Emerging Markets Fund
Eaton Vance Diversified Income Fund
Eaton Vance Government Obligations Fund
Eaton Vance High Income Opportunities Fund
(formerly Eaton Vance High Income Fund)
Eaton Vance Low Duration Fund
Eaton Vance Floating-Rate Fund
Eaton Vance Floating-Rate & High Income Fund
Eaton Vance Global Macro Fund
Eaton Vance International Income Fund
Eaton Vance Emerging Markets Local Income Fund
(formerly Eaton Vance Emerging Markets Income Fund)
Eaton Vance Strategic Income Fund
Eaton Vance Tax-Managed Dividend Income Fund
Eaton Vance Tax-Managed Equity Asset Allocation Fund
Eaton Vance Tax-Managed International Equity Fund
Eaton Vance Tax-Managed Mid-Cap Core Fund
Eaton Vance Tax-Managed Multi-Cap Growth Fund
Eaton Vance Tax-Managed Small-Cap Growth Fund
Eaton Vance Tax-Managed Small-Cap Value Fund
Eaton Vance Tax-Managed Value Fund

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Maureen A. Gemma
Maureen A. Gemma, Secretary

Date: March 3, 2008